UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evanston Investments, Inc. d/b/a Evanston Advisors
Address:  1827 Walden Office Sq.
          Suite 104
          Schaumburg, IL  60173

Form 13F File Number:  028-13844

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan K. Snodgrass
Title:    Vice-President, Chief Compliance Officer
Phone:    847/397-8630

Signature, Place, and Date of Signing:

   /s/ Nathan K. Snodgrass            Schaumburg, Il           February 2, 2012
   -----------------------            --------------           ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           55
                                         -----------

Form 13F Information Table Value Total:  $   136,143
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------ ------ -------
Aecom Technology Corp                     00766T100          966       46,984                                   7,259         39,725
Aflac Inc.                                001055102        3,674       84,934                                  11,367         73,567
Agco Corp                                 001084102          947       22,043                                   3,170         18,873
Apple Computer Inc                        037833100        3,782        9,339                                   1,287          8,052
Avnet Inc                                 053807103        1,060       34,099                                   4,819         29,280
Berkshire Hathaway Cl A                   084670108        1,148           10                                       3              7
Best Buy Inc                              086516101        3,082      131,876                                  17,694        114,182
C B Richard Ellis Group                   12497T101          862       56,606                                   8,800         47,806
Cardinal Health Inc                       14149Y108        3,676       90,514                                  11,971         78,543
Caterpillar Inc                           149123101        3,724       41,109                                   5,339         35,770
Chevrontexaco Corp                        166764100        4,140       38,910                                   5,182         33,728
Cliffs Natural Res Inc                    18683K101          841       13,494                                   2,053         11,441
Coca Cola Company                         191216100          260        3,722                                       0          3,722
Commerce Bancshares Inc                   200525103        3,786       99,328                                  13,329         85,999
Conagra Incorporated                      205887102        3,768      142,719                                  19,124        123,595
CSX Corp                                  126408103        3,403      161,581                                  21,351        140,230
Cummins Inc                               231021106        3,379       38,392                                   5,284         33,108
DAVITA INC.                               23918K108        3,917       51,665                                   6,554         45,111
Eastman Chemical Company                  277432100        3,444       88,164                                  11,935         76,229
Endo Pharmaceuticals Holdings             29264F205          963       27,886                                   4,124         23,762
Exelis Inc                                30162A108          675       74,626                                  10,203         64,423
Exxon Mobil Corporation                   30231G102        4,158       49,061                                   6,601         42,460
F E I Company                             30241L109        1,161       28,467                                   4,129         24,338
Fiserv Inc                                337738108        3,890       66,227                                   8,616         57,611
Franklin Resources Inc                    354613101        3,015       31,391                                   4,153         27,238
Garmin Ltd                                H2906T109          267        6,700                                       0          6,700
Gilead Sciences Inc                       375558103        1,102       26,922                                   3,919         23,003
Guggenheim Bulletshares 2014 C            18383M571          206        9,862                                       0          9,862
Guggenheim Bulletshares 2016 C            18383M555          229       10,788                                       0         10,788
Intel Corp                                458140100        4,245      175,048                                  23,206        151,842
International Paper                       460146103        4,169      140,844                                  18,658        122,186
Ishares Silver Trust                      46428Q109          453       16,801                                   3,007         13,794
ITT Corp                                  450911102          729       37,731                                   5,099         32,632
Kroger Company                            501044101        3,726      153,825                                  20,629        133,196
Metro Pcs Group                           591708102          819       94,381                                  14,296         80,085
Minnesota Mining & Mfg                    88579Y101        3,501       42,838                                   5,692         37,146
Nice Systems Ltd Adr                      653656108        1,087       31,550                                   4,420         27,130
Omnicom Group Inc                         681919106        3,702       83,052                                  11,159         71,893
Oracle Corporation                        68389X105        3,338      130,119                                  17,190        112,929
Powershares Db Commodity Index            73935S105          342       12,757                                   1,093         11,664
Powershs Agriculture ETF                  73936B408        2,593       89,802                                  16,040         73,762
Powershs Base Metals ETF                  73936B705        1,919      102,901                                  19,424         83,477
Powershs Energy ETF                       73936B101        3,928      142,205                                  25,791        116,414
Reinsurance Gp Amer New                   759351604        3,685       70,524                                   9,713         60,811
Southwest Airlines Co                     844741108          947      110,677                                  17,597         93,080
SPDR Gold Trust                           78463V107        1,605       10,562                                   1,942          8,620
Symantec Corp                             871503108        3,512      224,407                                  29,322        195,085
Teco Energy Inc                           872375100        4,097      214,073                                  27,930        186,143
Tupperware Corporation                    899896104        3,381       60,412                                   7,850         52,562
United Parcel Service B                   911312106        4,414       60,312                                   7,144         53,168
Verizon Communications                    92343V104        4,342      108,217                                  14,035         94,182
Walgreen Company                          931422109        3,553      107,480                                  13,335         94,145
Wolverine World Wide Inc                  978097103        1,066       29,911                                   4,348         25,563
Xylem Inc                                 98419M100        1,908       74,265                                  10,203         64,062
Zimmer Holdings Inc                       98956P102        3,552       66,501                                   9,147         57,354